Employee Compensation - Summary of Cash payments in connection with employee future benefit plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Pension Plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Contributions to defined benefit plans	$ 254	$ 251	$ 203
Contributions to defined contribution plans	160	169	170
Benefits paid directly to pensioners	44	45	53
Cash payments made for employee future benefit plans	458	465	426
Other employee future benefit plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Benefits paid directly to pensioners	40	36	40
Cash payments made for employee future benefit plans	$ 40	$ 36	$ 40